Reclamation and Environmental (Tables)	12 Months Ended
Jun. 30, 2012
Reclamation and Environmental [Abstract]
Schedule of change in asset retirement obligation
Changes to the Company's asset retirement obligations are as follows:

	June 30, 2012	June 30, 2011
Balance at beginning of period	$1,143,892	$-
Asset retirement obligations acquired		1,121,150
Accretion expense	153,704	119,884
Payments	(99,417)	(97,142)
Balance at end of period	$1,198,179	$1,143,892